Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
NOTE 11. STOCKHOLDERS’ EQUITY
Authorized Capital Stock
The Company’s charter authorizes the issuance of 2,370,000,000 shares, which includes Class A common stock, Class B common stock, Class C common stock and preferred stock.
Class A Common Stock
Subsequent to the Closing of the Business Combination, our Class A common stock and warrants began trading on the New York Stock Exchange (“NYSE”) under the symbols “OPAD” and “OPAD WS,” respectively. Pursuant to the Company’s charter, the Company is authorized to issue 2,000,000,000 shares of Class A common stock, par value $0.0001 per share. As of December 31, 2021, we had 224,153,400 shares of Class A common stock issued and outstanding.
Prior to the Business Combination, Old Offerpad had outstanding shares of Series A, Series
A-1,
Series
A-2,
Series B and Series C convertible preferred stock (collectively, “Preferred Stock”). Upon the Closing of the Business Combination, each share of Old Offerpad’s Preferred Stock and common stock that was issued and outstanding immediately prior to the effective time of the Merger was cancelled and converted into Offerpad Solutions Inc. Class A common stock with the application of the Exchange Ratio as discussed in
Note 3, Business Combination
.
Additionally, we have outstanding warrants to purchase shares of Offerpad Solutions Class A common stock that will become exercisable securities in the future after certain requirements have been met. Refer to
Note 9, Warrant Liabilities
.
Class B Common Stock
Pursuant to the Company’s charter, the Company is authorized to issue 20,000,000 shares of Class B common stock, par value $0.0001 per share.
In connection with the Closing of the Business Combination, Brian Bair, the Chief Executive Officer and Founder of the Company, or entities controlled by Mr. Bair, received Class B shares of Offerpad Solutions Inc. common stock as consideration. These Class B shares entitle Mr. Bair or his permitted transferees to 10 votes per share until the earlier of (a) the date that is nine months following the date on which Mr. Bair (x) is no longer providing services, whether upon death, resignation, removal or otherwise, to Offerpad Solutions as a member of the senior leadership team, officer or director and (y) has not provided any such services for the duration of such nine-month period; and (b) the date as of which Mr. Bair or his permitted transferees have transferred, in the aggregate, more than seventy-five (75%) of the shares of Class B common stock that were held by Mr. Bair and his permitted transferees immediately following the Closing.
As of December 31, 2021, we had 14,816,236 shares of Class B common stock issued and outstanding.
Class C Common Stock
Pursuant to the Company’s charter, the Company is authorized to issue 250,000,000 shares of Class C common stock, par value $0.0001 per share. Our Class C common stock will entitle its holder to have substantially the same rights as Class A common stock, except it will not have any voting rights. As of December 31, 2021, there were no shares of Class C common stock issued and outstanding.
Preferred Stock
Pursuant to the Company’s charter, the Company is authorized to issue 100,000,000 shares of preferred stock, par value $0.0001 per share. Our board of directors has the authority without action by the stockholders, to designate and issue shares of preferred stock in one or more classes or series, and the number of shares constituting any such class or series, and to fix the voting powers, designations, preferences, limitations, restrictions and relative rights of each class or series of preferred stock, including, without limitation, dividend rights, conversion rights, redemption privileges and liquidation preferences, which rights may be greater than the rights of the holders of the common stock. As of December 31, 2021, there were no shares of preferred stock issued and outstanding.
Dividends
Our Class A and Class B common stock are entitled to dividends if and when any dividend is declared by our board of directors, subject to the rights of all classes of stock outstanding having priority rights to dividends. We have not paid any cash dividends on common stock to date. We may retain future earnings, if any, for the further development and expansion of our business and have no current plans to pay cash dividends for the foreseeable future. Any future determination to pay dividends will be made at the discretion of our board of directors and will depend on, among other things, our financial condition, results of operations, capital requirements, restrictions contained in future agreements and financing instruments, business prospects and such other factors as our board of directors may deem relevant.